Description of Business (Details)			3 Months Ended	12 Months Ended
	Aug. 18, 2015 property	Aug. 17, 2015 USD ($) property installment	Jun. 30, 2015 property	Dec. 31, 2014 property skilled_nursing_facility	Dec. 31, 2013 skilled_nursing_facility	Dec. 31, 2013 senior_housing	Sep. 30, 2015 property	Apr. 06, 2015 property
Real estate properties
Spin-off common stock conversion		0.25
Number of properties | property				325			362
Number of properties not transferred in separation | property				2
Number of properties sold				1	3	4
Properties classified as held for sale | property				4			12
Ventas, Inc.
Real estate properties
Number of properties | property		355	358					353
Number of properties not transferred in separation | property			2
Number of properties sold | property	1		1
Properties classified as held for sale | property	5
Revolving Credit Facility
Real estate properties
Credit Facility, maximum amount of borrowing | $		$ 600,000,000
Term Loan, Maturing August 2017
Real estate properties
Term loan amount | $		600,000,000
Term Loan, Maturing August 2020
Real estate properties
Term loan amount | $		800,000,000
Unsecured term loan | Term Loan, Maturing August 2017
Real estate properties
Term loan amount | $		600,000,000
Unsecured term loan | Term Loan, Maturing August 2020
Real estate properties
Term loan amount | $		800,000,000
Net Parent Investment
Real estate properties
Proceeds from borrowings under the Term Loans to Ventas | $		1,300,000,000
Service Fee owed | $		$ 2,500,000
Number of quarterly installments due to Ventas | installment		4